Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income for the three months ended March 31, 2022 and 2021 was as follows:

	Three Months Ended March 31,
	2022			2021
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$148,831	$12,356	$161,187	$130,914	$14,446	$145,360
Interest income on net investment in finance leases	27,458	—	27,458	14,643	—	14,643
Interest income on container leaseback financing receivable	7,019	—	7,019	5,438	—	5,438
Variable lease revenue	2,769	285	3,054	3,428	375	3,803
Total lease rental income	$186,077	$12,641	$198,718	$154,423	$14,821	$169,244

Schedule Future Minimum Lease Payments Receivable

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of March 31, 2022:

	Owned	Managed	Total
Twelve months ending March 31:
2023	$443,648	$29,003	$472,651
2024	393,668	26,599	420,267
2025	324,648	22,665	347,313
2026	239,893	18,021	257,914
2027	180,662	12,526	193,188
2028 and thereafter	347,214	13,398	360,612
Total future minimum lease payments receivable	$1,929,733	$122,212	$2,051,945

Schedule of Components of Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Future minimum lease payments receivable	$2,549,469	$2,558,339
Residual value of containers	25,100	16,532
Less: unearned income	(774,383)	(768,038)
Net investment in finance leases (1)	1,800,186	1,806,833
Less: Allowance for credit losses	(887)	(743)
Net investment in finance leases, net	$1,799,299	$1,806,090
Amounts due within one year	115,849	113,048
Amounts due beyond one year	1,683,450	1,693,042
Net investment in finance leases, net	$1,799,299	$1,806,090

(1) One major customer represented 83.8% and 85.1% of the Company’s finance leases portfolio as of March 31, 2022 and December 31, 2021, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Future minimum payments receivable	$1,049,846	$483,325
Less: unearned income	(317,286)	(129,065)
Container leaseback financing receivable (1)	732,560	354,260
Less: Allowance for credit losses	(121)	(113)
Container leaseback financing receivable, net	$732,439	$354,147
Amounts due within one year	50,239	30,317
Amounts due beyond one year	682,200	323,830
Container leaseback financing receivable, net	$732,439	$354,147

(1) One major customer represented 95.9% and 90.6% of the Company’s container leaseback financing receivable portfolio as of March 31, 2022 and December 31, 2021, respectively.

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year, of future minimum lease payments receivable under the net investment in finance leases and container leaseback financing receivable as of March 31, 2022:

Twelve months ending March 31:	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total
2023	$220,532	$91,113	$311,645
2024	207,833	87,646	295,479
2025	204,495	80,344	284,839
2026	200,225	75,539	275,764
2027	199,242	74,416	273,658
2028 and thereafter	1,517,142	640,788	2,157,930
Total future minimum lease payments receivable	$2,549,469	$1,049,846	$3,599,315

Schedule of Other Information Related to Operating Leases	Other information related to the Company's operating leases are as follows:

	Three Months Ended March 31,
	2022	2021
Operating lease cost	$523	$526
Short-term and variable lease cost	49	31
Total rent expense	$572	$557

Cash paid for amounts included in the measurement of lease liabilities	$592	$587

Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at March 31, 2022 were as follows:

Operating Leases
Twelve months ending March 31:
2023	$2,256
2024	2,431
2025	2,340
2026	2,138
2027	1,634
2028 and thereafter	935
Total minimum lease payments	11,734
Less imputed interest	(1,177)
Total present value of operating lease liabilities	$10,557